UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4983

Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/06

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments • December 31, 2006 (unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value
Municipal Bonds 106.0%
	Pennsylvania 103.4%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (FGIC Insd) (AMT)	5.625%	01/01/10	$1,324,726
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj (AMBAC Insd)	6.500	03/01/11	1,107,760
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	2,021,512
3,000	Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ	5.125	03/01/32	3,150,390
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A (MBIA Insd) (a)	6.500	11/15/30	2,224,780
1,000	Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B	9.250	11/15/30	1,189,960
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	1,033,440
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.100	09/01/26	1,030,740
2,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/15	2,153,440
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/16	1,077,530
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/17	1,075,320
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,297,141
995	Allegheny Cnty, PA Res Fin Auth Mtg Rev Single Family Ser MM (GNMA Collateralized) (AMT)	5.200	05/01/33	1,023,049

	Pennsylvania (continued)
$1,260	Allegheny Cnty, PA Res Mtg Rev Single Family Ser TT (GNMA Collateralized) (AMT)	5.000%	05/01/35	$1,289,660
1,500	Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)	5.000	11/01/28	1,589,130
1,620	Armstrong, PA Sch Dist (XLCA Insd) (b)	5.250	03/15/24	1,775,390
1,400	Bear Vly, PA Jt Auth Wtr Rev (FSA Insd) (Prerefunded @ 5/01/13)	5.000	05/01/36	1,506,442
1,895	Berks Cnty, PA Muni Auth College Albright College Proj (b)	5.500	10/01/18	2,035,723
1,000	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Rev Ann’s Choice Inc Fac Ser A	5.900	01/01/27	1,031,420
1,500	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Rev Ann’s Choice Inc Fac Ser A	6.125	01/01/25	1,600,575
1,000	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Rev Ann’s Choice Inc Fac Ser A	6.250	01/01/35	1,064,640
1,280	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd) (Prerefunded @ 12/01/11) (b)	5.375	06/01/16	1,379,520
1,050	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd) (Prerefunded @ 12/01/11)	5.375	06/01/17	1,131,637
1,500	Canon McMillan Sch Dist PA Ser B (FGIC Insd)	5.500	12/01/29	1,592,055
500	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.250	12/01/15	502,880

	Pennsylvania (continued)
$900	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.750%	12/01/22	$937,242
1,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.000	04/15/22	1,029,530
2,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.500	04/15/31	2,138,140
1,250	Cumberland Cnty, PA Muni Auth Dickinson College Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)	5.500	11/01/30	1,332,300
1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	1,155,936
1,240	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	1,291,696
1,500	Delaware Cnty, PA Auth College Neumann College Rfdg	6.000	10/01/31	1,587,015
1,760	Delaware Cnty, PA Auth Rev Eastn Univ (Radian Insd)	4.550	10/01/36	1,721,949
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser A (FGIC Insd) (AMT)	5.000	11/01/38	3,148,380
1,700	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser B (FGIC Insd) (AMT) (d)	5.000	11/01/36	1,785,620
1,665	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser C (FGIC Insd) (AMT)	5.000	02/01/35	1,743,854

	Pennsylvania (continued)
$2,500	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Philadelphia Subn Wtr (AMBAC Insd) (AMT)	5.350%	10/01/31	$2,647,175
3,535	Delaware Vly, PA Regl Fin Auth	5.750	07/01/17	4,036,935
1,000	Erie, PA Higher Ed Bldg Auth Mercyhurst College Proj Rfdg Ser B	5.000	03/15/23	1,024,240
2,115	Greater Johnstown, PA Sch Dist Ser B (MBIA Insd) (b)	5.375	08/01/15	2,275,740
720	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/16	778,565
1,415	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/17	1,530,252
735	Grove City, PA Area Hosp Auth Hlth Fac Rev Grove Manor Proj (Prerefunded @ 8/15/08)	6.625	08/15/29	770,714
2,500	Harrisburg, PA Pkg Auth Pkg Rev Gtd Ser P 1 (AMBAC Insd)	5.250	09/01/27	2,685,825
1,865	Harveys Lake Gen Muni Auth PA College Rev College Misericordia Proj (ACA Insd)	5.750	05/01/14	1,946,463
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600	04/01/24	1,038,010
1,500	Lancaster, PA Higher Ed Auth College Rev Franklin & Marshall College	5.000	04/15/22	1,596,810
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Retirement Ser A	5.300	12/15/26	1,024,560
1,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group Ser A	5.625	11/01/34	1,607,475

	Pennsylvania (continued)
$1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem	5.250%	08/15/23	$2,078,644
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg	6.000	11/01/23	1,741,467
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	1,087,821
515	Lycoming Cnty, PA Auth Hosp Lease Rev Divine Providence Sisters Ser A	6.500	07/01/22	515,489
1,095	Mercer Cnty, PA (FGIC Insd) (b)	5.500	10/01/17	1,177,443
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd)	6.200	07/01/25	1,638,765
1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	6.000	01/01/43	1,079,620
1,100	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A	5.125	06/01/32	1,145,089
1,250	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Arcadia Univ (Radian Insd)	5.000	04/01/36	1,314,687
1,870	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Dickinson College Proj Ser FF1 (CIFG Insd)	5.000	05/01/28	1,991,176
1,100	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.125	02/01/28	1,171,665
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	1,071,290
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A	5.625	07/01/32	2,131,200

	Pennsylvania (continued)
$1,340	Muhlenberg, PA Sch Dist Ser A (FGIC Insd)	5.375%	04/01/16	$1,441,451
3,000	Northampton, PA Bucks Cnty Muni Auth Wtr & Swr Rev (FSA Insd) (b)(c)	5.000	12/01/27	3,219,450
1,290	Northampton Twp, PA (FGIC Insd) (b)	5.375	05/15/16	1,375,463
1,000	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg Ser G (AMT)	5.125	12/01/15	1,009,510
1,000	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj Ser A (AMT)	5.100	10/01/27	1,041,110
1,500	Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 94A (AMT)	5.100	10/01/31	1,554,000
3,100	Pennsylvania Hsg Fin Agy Single Family Mtg Ser 74B (AMT)	5.250	04/01/32	3,195,077
1,000	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Allegheny College	4.750	05/01/31	1,021,510
2,500	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Univ of the Arts Ser A (Radian Insd)	5.000	09/15/33	2,634,525
3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/18	3,259,335
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	2,098,760
1,000	Pennsylvania St Higher Ed Fac Auth Rev Messiah College Ser AA3 (Radian Insd)	5.500	11/01/22	1,083,630
1,505	Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ	5.500	06/01/20	1,621,878

	Pennsylvania (continued)
$2,000	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375%	01/01/25	$2,137,260
1,095	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ (b)	5.500	01/01/19	1,176,775
1,500	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A (XLCA Insd)	5.000	11/01/36	1,583,070
3,000	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A	6.000	01/15/31	3,262,740
2,000	Pennsylvania St Pub Sch Bldg Auth Lehigh Career & Technical Inst (FGIC Insd) (Prerefunded @ 4/01/13)	5.250	10/01/32	2,133,040
2,000	Pennsylvania St Univ	5.000	09/01/35	2,123,400
1,500	Philadelphia, PA (FSA Insd)	5.250	09/15/25	1,579,635
1,000	Philadelphia, PA Arpt Rev Ser A (MBIA Insd) (AMT)	5.000	06/15/25	1,048,470
2,000	Philadelphia, PA Auth for Indl Dev Rev Please Touch Museum Proj (d)	5.250	09/01/31	2,105,820
1,000	Philadelphia, PA Auth for Indl Dev Rev Please Touch Museum Proj (d)	5.250	09/01/36	1,052,910
6,000	Philadelphia, PA Auth Indl Dev Lease Rev Ser A (MBIA Insd)	5.375	02/15/27	6,130,680
2,505	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	2,510,486
4,810	Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance Ser 17 (d)	5.375	07/01/21	5,209,903
3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/11	3,200,288
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/12	3,097,841

	Pennsylvania (continued)
$4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/13	$3,467,816
2,000	Pittsburgh, PA Proj Rfdg Ser B (FSA Insd)	5.250%	09/01/17	2,216,040
2,250	Saint Mary Hosp Auth PA HlthSys Rev Ser B	5.375	11/15/34	2,395,823
1,000	Southcentral, PA Gen Auth Rev Hosp Hanover Hosp Inc (Radian Insd)	5.000	12/01/30	1,051,010
2,000	Sto-Rox Sch Dist PA (MBIA Insd) (Prerefunded @ 12/15/10)	5.800	06/15/30	2,152,260
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMBAC Insd) (AMT)	5.500	01/01/19	2,675,025
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D	5.375	01/01/18	2,415,941
1,660	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/15	1,796,037
1,200	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/17	1,295,220
1,500	Washington Cnty, PA Redev Auth Rev Victory Ctr Proj Tanger Ser A	5.450	07/01/35	1,537,995
2,500	Washington Cnty, PA Ser A (AMBAC Insd)	5.125	09/01/27	2,642,625
2,500	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone A	5.750	01/01/26	2,642,050

	Pennsylvania (continued)
$900	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone A	5.875%	01/01/32	$955,197
4,840	Westmoreland Cnty, PA Muni Auth Muni Svc Rev (FSA Insd) (d)	5.250	08/15/28	5,375,594
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	2,192,915
				192,907,207
	Guam 0.6%
1,000	Guam Govt Wtr Wks Auth Wtr & Wastewtr Sys Rev	6.000	07/01/25	1,096,520
	Puerto Rico 2.0%
1,500	Childrens Tr Fd PR Tob Settlement Rev	5.500	05/15/39	1,571,955
2,000	Childrens Tr Fd PR Tob Settlement Rev	5.625	05/15/43	2,104,840

				3,676,795
Total Investments 106.0% (Cost $187,484,031)				197,680,522

Liability for Floating Rate Note Obligations Related to Securities Held (5.1%) (Cost ($9,560,000))

(9,560) Notes with interest rates ranging from 3.95% to 3.97% at December 31, 2006 and contractual maturities of collateral ranging from 2021 to 2036 (e)				(9,560,000)

Total Net Investments 100.9% (Cost $177,924,031)				188,120,522

Liabilities in Excess of Other Assets (0.9%)				(1,658,504)

Net Assets 100.0%				$186,462,018

Percentages are calculated as a percentage of net assets.

*                                         Zero coupon bond

(a)                                 All or a portion of this security has been physically segregated in connection with open futures contracts.

(b)                                 The Fund owns 100% of the outstanding bond issuance.

(c)                                  Security purchased on a when-issued or delayed delivery basis.

(d)                                 Underlying security related to Inverse Floaters entered into by the Fund.

(e)                                  Floating rate notes. The interest rates shown reflect the rates in the effect at December 31, 2006.

ACA - American Capital Access

AMBAC - AMBAC Indemnity Corp.

AMT - Alternative Minimum Tax

CIFG - CDC IXIS Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Investors Assurance Corp.

Radian - Radian Asset Assurance

XLCA - XL Capital Assurance Inc.

Futures Contracts outstanding as of December 31, 2006:

		Unrealized
		Appreciation/
Short Contracts	Contracts	Depreciation
U.S. Treasury Notes 10-Year Futures, March 2007 (Current Notional Value of $107,469 per contract)	100	$154,351
U.S. Treasury Bonds Futures, March 2007 (Current Notional Value of $111,438 per contract)	31	65,996
	131	$220,347

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s  internal control over financial reporting.

Item 3. Exhibits.

(a)                                  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)                                 A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007